OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2012
OTHER COMPREHENSIVE INCOME (LOSS)

13. OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive loss as of March 31, 2010, 2011 and 2012, were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Foreign currency translation adjustment:
Beginning balance	¥(35,561)	¥(38,492)	¥(50,041)	$(610,256)
Adjustments to for the year	(2,931)	(11,549)	(4,806)	(58,610)

Ending balance	(38,492)	(50,041)	(54,847)	(668,866)
Unrealized holding gains on available-for-sale securities:
Beginning balance	820	3,250	2,412	29,415
Adjustments to for the year	2,430	(838)	487	5,939

Ending balance	3,250	2,412	2,899	35,354
Pension liability adjustment:
Beginning balance	(7,720)	(6,790)	(7,195)	(87,744)
Adjustments to for the year	930	(405)	77	939

Ending balance	(6,790)	(7,195)	(7,118)	(86,805)
Total other accumulated comprehensive loss:
Beginning balance	(42,461)	(42,032)	(54,824)	(668,585)
Adjustments to for the year	429	(12,792)	(4,242)	(51,732)

Ending balance	¥(42,032)	¥(54,824)	¥(59,066)	$(720,317)

Tax effects allocated to each component of other comprehensive income (loss) were as follows:

	Yen in millions
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2010
Foreign currency translation adjustment	¥(2,926)	¥(5)	¥(2,931)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains arising during the year	4,343	(1,750)	2,593
Less-Reclassification adjustment for gains realized in net income	(274)	111	(163)

Net unrealized gains	4,069	(1,639)	2,430
Pension liability adjustment:
Unrealized gains arising during the year	1,622	(682)	940
Less-Reclassification adjustment for gains realized in net income	(19)	9	(10)

Net unrealized gains	1,603	(673)	930
Other comprehensive income	¥2,746	¥(2,317)	¥429

For the year ended March 31, 2011
Foreign currency translation adjustment	¥(11,570)	¥21	¥(11,549)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(1,272)	513	(759)
Less-Reclassification adjustment for gains realized in net income	(132)	53	(79)

Net unrealized losses	(1,404)	566	(838)
Pension liability adjustment:
Unrealized losses arising during the year	(776)	321	(455)
Add-Reclassification adjustment for losses realized in net income	83	(33)	50

Net unrealized losses	(693)	288	(405)
Other comprehensive losses	¥(13,667)	¥875	¥(12,792)

For the year ended March 31, 2012
Foreign currency translation adjustment	¥(4,855)	¥49	¥(4,806)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(45)	143	98
Add-Reclassification adjustment for losses realized in net income	652	(263)	389

Net unrealized gains	607	(120)	487
Pension liability adjustment:
Unrealized losses arising during the year	(81)	27	(54)
Add-Reclassification adjustment for losses realized in net income	220	(89)	131

Net unrealized gains	139	(62)	77
Other comprehensive losses	¥(4,109)	¥(133)	¥(4,242)

	U.S. Dollars in thousands
	Pretax amount	Tax benefit (expense)	Net of tax amount

For the year ended March 31, 2012
Foreign currency translation adjustment	$(59,207)	$597	$(58,610)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(549)	1,744	1,195
Add-Reclassification adjustment for losses realized in net income	7,951	(3,207)	4,744

Net unrealized gains	7,402	(1,463)	5,939
Pension liability adjustment:
Unrealized losses arising during the year	(988)	329	(659)
Add-Reclassification adjustment for losses realized in net income	2,683	(1,085)	1,598

Net unrealized gains	1,695	(756)	939
Other comprehensive losses	$(50,110)	$(1,622)	$(51,732)